Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 869,296	¥ 807,817
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	433	802
Time deposits, certificates of deposit and other	218,546	40,555
Total	¥ 1,088,275	¥ 849,174	¥ 984,463	¥ 961,433